Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Indonesia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.2%
Selamat Sempurna Tbk PT	6,516,200	$762,862
Banks — 49.0%
Bank Aladin Syariah Tbk PT(a)	17,500,600	900,157
Bank Central Asia Tbk PT	106,679,690	67,327,037
Bank Jago Tbk PT(a)	9,450,200	1,576,238
Bank Mandiri Persero Tbk PT	72,230,620	28,084,522
Bank Negara Indonesia Persero Tbk PT	31,837,816	10,019,836
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,441,976	738,117
Bank Rakyat Indonesia Persero Tbk PT	133,601,754	35,991,611
Bank Tabungan Negara Persero Tbk PT	15,263,026	1,238,757
		145,876,275
Broadline Retail — 3.8%
Bukalapak.com PT Tbk(a)	131,064,800	1,010,095
GoTo Gojek Tokopedia Tbk PT(a)	1,782,920,200	7,994,383
Mitra Adiperkasa Tbk PT	21,902,300	2,176,687
		11,181,165
Capital Markets — 0.5%
Pacific Strategic Financial Tbk PT(a)	22,236,900	1,431,470
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—
		1,431,470
Chemicals — 3.7%
Avia Avian Tbk PT	10,787,200	285,934
Barito Pacific Tbk PT	55,805,755	3,014,258
Chandra Asri Pacific Tbk PT	15,176,352	6,656,715
ESSA Industries Indonesia Tbk PT	18,403,200	953,519
		10,910,426
Construction & Engineering — 0.3%
Waskita Karya Persero Tbk PT(a)(b)	61,414,619	508,914
Wijaya Karya Persero Tbk PT(a)	22,528,000	418,001
		926,915
Construction Materials — 1.1%
Indocement Tunggal Prakarsa Tbk PT	3,277,744	1,416,274
Semen Indonesia Persero Tbk PT	8,668,241	1,914,727
		3,331,001
Consumer Finance — 0.4%
BFI Finance Indonesia Tbk PT	18,320,600	1,075,302
Consumer Staples Distribution & Retail — 2.6%
Midi Utama Indonesia Tbk PT, NVS	22,497,800	587,825
Sumber Alfaria Trijaya Tbk PT	39,823,500	7,162,952
		7,750,777
Diversified Telecommunication Services — 5.5%
Inovisi Infracom Tbk PT(a)(b)	9,476,400	—
Sarana Menara Nusantara Tbk PT	45,216,800	2,011,855
Telkom Indonesia Persero Tbk PT	83,937,890	14,392,505
		16,404,360
Electronic Equipment, Instruments & Components — 0.2%
Metrodata Electronics Tbk PT	15,228,500	592,125
Entertainment — 0.2%
MD Entertainment Tbk PT	2,675,000	575,686
Food Products — 5.8%
Astra Agro Lestari Tbk PT	759,200	297,068
Charoen Pokphand Indonesia Tbk PT	16,481,925	4,857,721
Cisarua Mountain Dairy PT TBK	2,156,100	762,017
Indofood CBP Sukses Makmur Tbk PT	5,359,154	4,024,862
Indofood Sukses Makmur Tbk PT	9,878,330	4,706,935
Security	Shares	Value
Food Products (continued)
Inti Agri Resources Tbk PT(a)(b)	190,840,700	$—
Japfa Comfeed Indonesia Tbk PT	14,909,300	1,610,507
Sawit Sumbermas Sarana Tbk PT(a)	8,813,300	703,618
Ultrajaya Milk Industry & Trading Co. Tbk PT	3,910,400	439,287
		17,402,015
Gas Utilities — 0.9%
Perusahaan Gas Negara Tbk PT	26,815,207	2,575,999
Health Care Providers & Services — 0.9%
Medikaloka Hermina Tbk PT	14,275,100	1,373,905
Mitra Keluarga Karyasehat Tbk PT	8,231,400	1,340,298
		2,714,203
Household Products — 0.7%
Unilever Indonesia Tbk PT	18,118,617	2,134,036
Industrial Conglomerates — 3.6%
Astra International Tbk PT	33,682,530	10,851,328
Insurance — 0.3%
Panin Financial Tbk PT(a)	37,483,078	1,017,212
Marine Transportation — 0.4%
Transcoal Pacific Tbk PT	2,356,800	1,134,150
Media — 0.3%
Elang Mahkota Teknologi Tbk PT	30,451,400	934,843
Metals & Mining — 5.6%
Amman Mineral Internasional PT(a)	13,917,984	7,911,680
Aneka Tambang Tbk	21,683,254	1,961,115
Bumi Resources Minerals Tbk PT(a)	131,872,700	3,445,585
Merdeka Copper Gold Tbk PT(a)	22,638,306	2,640,040
Vale Indonesia Tbk PT(a)	2,809,200	639,528
		16,597,948
Oil, Gas & Consumable Fuels — 5.6%
Adaro Energy Indonesia Tbk PT	30,057,339	3,945,678
AKR Corporindo Tbk PT	20,887,400	1,622,545
Bukit Asam Tbk PT	10,755,900	1,833,378
Bumi Resources Tbk PT(a)	257,402,100	2,388,016
Harum Energy Tbk PT(a)	7,389,900	508,362
Indika Energy Tbk PT	5,367,600	475,953
Indo Tambangraya Megah Tbk PT	1,078,100	1,813,276
Medco Energi Internasional Tbk PT	17,915,786	1,233,704
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	—
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
United Tractors Tbk PT	1,600,796	2,704,153
		16,525,065
Paper & Forest Products — 1.4%
Indah Kiat Pulp & Paper Tbk PT	5,772,800	2,644,376
Pabrik Kertas Tjiwi Kimia Tbk PT	3,504,800	1,404,574
		4,048,950
Personal Care Products — 0.3%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	25,641,637	930,490
Pharmaceuticals — 1.5%
Kalbe Farma Tbk PT	47,779,585	4,523,154
Real Estate Management & Development — 1.7%
Bumi Serpong Damai Tbk PT(a)	15,569,022	982,583
Ciputra Development Tbk PT	25,109,313	1,698,007
Hanson International Tbk PT(a)(b)	372,896,535	—
Pakuwon Jati Tbk PT	45,770,877	1,207,461

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Indonesia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Rimo International Lestari Tbk PT(a)(b)	54,096,000	$—
Summarecon Agung Tbk PT	33,832,586	1,142,344
		5,030,395
Specialty Retail — 1.2%
Aspirasi Hidup Indonesia Tbk PT	22,503,679	1,095,018
Erajaya Swasembada Tbk PT	31,085,300	812,200
Map Aktif Adiperkasa PT	22,971,900	1,594,768
		3,501,986
Tobacco — 0.2%
Gudang Garam Tbk PT(a)	635,100	514,276
Transportation Infrastructure — 0.6%
Jasa Marga Persero Tbk PT	5,916,908	1,661,738
Wireless Telecommunication Services — 0.6%
XL Axiata Tbk PT	12,230,700	1,715,829
Total Common Stocks — 99.1% (Cost: $403,249,958)		294,631,981
Rights
Metals & Mining — 0.0%
Alamtri Resources Indonesia Tbk PT (Expires 12/17/24)(b)	6,848,334	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.1% (Cost: $403,249,958)		294,631,981
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	130,000	$130,000
Total Short-Term Securities — 0.0% (Cost: $130,000)		130,000
Total Investments — 99.1% (Cost: $403,379,958)		294,761,981
Other Assets Less Liabilities — 0.9%		2,634,848
Net Assets — 100.0%		$297,396,829

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$320,000	$—	$(190,000)(a)	$—	$—	$130,000	130,000	$3,850	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	48	12/20/24	$2,617	$1,225
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Indonesia ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$138,411,405	$155,711,662	$508,914	$294,631,981
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	130,000	—	—	130,000
	$138,541,405	$155,711,662	$508,914	$294,761,981
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,225	$—	$—	$1,225

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares